Wilson Bank Holding Company - Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet

	Dollars In Thousands
	2023		2022
ASSETS
Cash	$3,134	*	4,241	*
Investment in wholly-owned commercial bank subsidiary	427,872	*	357,596	*
Deferred income taxes	1,356		1,223
Refundable income taxes	485		538
Total assets	$432,847		363,598
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other liabilities	$3,442		3,146
Total liabilities	3,442		3,146

Shareholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,686,363 and 11,472,181 shares issued and outstanding, respectively	23,373		22,944
Additional paid-in capital	136,866		122,298
Retained earnings	357,260		325,625
Noncontrolling interest in consolidated subsidiary	69		15
Accumulated other comprehensive losses, net of taxes of $31,195 and $39,073, respectively	(88,163)		(110,430)
Total shareholders’ equity	429,405		360,452
Total liabilities and shareholders’ equity	$432,847		363,598

Schedule of Condensed Income Statement

	Dollars In Thousands
	2023		2022		2021
Income:
Dividends from Wilson Bank (commercial bank subsidiary)	$2,500	*	4,200	*	4,300	*
Other income	—		—		—
	2,500		4,200		4,300
Expenses:
Directors’ fees	387		355		341
Other	1,747		2,187		1,575
	2,134		2,542		1,916
Income before Federal income tax benefits and equity in undistributed earnings of Wilson Bank	366		1,658		2,384
Federal income tax benefits	617		733		475
	983		2,391		2,859
Equity in undistributed earnings of Wilson Bank	47,955	*	50,651	*	46,567	*
Net earnings	$48,938		53,042		49,426

Schedule of Condensed Cash Flow Statement

	Dollars In Thousands
	2023	2022	2021
Cash flows from operating activities:
Net earnings	$48,938	53,042	49,426
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(50,455)	(54,851)	(50,867)
Decrease (increase) in refundable income taxes	53	(176)	(120)
Increase in deferred taxes	(133)	(195)	(174)
Share based compensation expense	1,528	1,866	1,428
Increase in other liabilities	19	14	113
Total adjustments	(48,988)	(53,342)	(49,620)
Net cash used in operating activities	(50)	(300)	(194)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	2,500	4,200	4,300
Net cash provided by investing activities	2,500	4,200	4,300
Cash flows from financing activities:
Payments made to stock appreciation rights holders	(277)	(644)	(515)
Dividends paid	(17,303)	(20,880)	(14,909)
Proceeds from sale of stock pursuant to dividend reinvestment plan	12,979	16,117	11,188
Proceeds from exercise of stock options	1,044	635	862
Net cash used in financing activities	(3,557)	(4,772)	(3,374)
Net increase (decrease) in cash and cash equivalents	(1,107)	(872)	732
Cash and cash equivalents at beginning of year	4,241	5,113	4,381
Cash and cash equivalents at end of year	$3,134	4,241	5,113